Employee compensation and benefits (Tables)	12 Months Ended
Dec. 31, 2022
Employee Compensation And Benefits [Abstract]
Disclosure of employee compensation and benefits

	2022	2021	2020
	$m	$m	$m
Employee compensation and benefits[1]	18,366	18,742	18,076
Capitalised wages and salaries	922	870	1,320
Gross employee compensation and benefits for the year ended 31 Dec	19,288	19,612	19,396

Consists of:
Wages and salaries	16,954	17,072	17,072
Social security costs	1,413	1,503	1,378
Post-employment benefits	921	1,037	946
Year ended 31 Dec	19,288	19,612	19,396

Disclosure of average number of employees

Average number of persons employed by HSBC during the year by global business[1]
	2022	2021	2020
Wealth and Personal Banking	135,676	138,026	144,615
Commercial Banking	48,004	44,992	45,631
Global Banking and Markets	48,597	48,179	49,055
Corporate Centre	365	359	411
Year ended 31 Dec	232,642	231,556	239,712
1 Average number of persons employed represents the number of persons with contracts of service with the Group.

Average number of persons employed by HSBC during the year by geographical region[1]
	2022	2021	2020
Europe	58,145	60,919	64,886
Asia	132,257	127,673	129,923
Middle East and North Africa	9,541	9,329	9,550
North America	12,242	13,845	15,430
Latin America	20,457	19,790	19,923
Year ended 31 Dec	232,642	231,556	239,712
1 Average number of persons employed represents the number of persons with contracts of service with the Group.

Disclosure of total incentive awards granted to income statement charge

Reconciliation of total incentive awards granted to income statement charge
	2022	2021	2020
	$m	$m	$m
Total incentive awards approved for the current year	3,359	3,495	2,659
Less: deferred bonuses awarded, expected to be recognised in future periods	(343)	(379)	(239)
Total incentives awarded and recognised in the current year	3,016	3,116	2,420
Add: current year charges for deferred bonuses from previous years	239	270	286
Other	(22)	4	2
Income statement charge for incentive awards	3,233	3,390	2,708

Explanation of effect of share-based payments on entity's profit or loss
‘Wages and salaries’ includes the effect of share-based payments arrangements, of which $400m was equity settled (2021: $467m; 2020: $434m), as follows:

	2022	2021	2020
	$m	$m	$m
Conditional share awards	402	479	411
Savings-related and other share award option plans	22	27	51
Year ended 31 Dec	424	506	462

Disclosure of terms and conditions of share-based payment arrangement

HSBC share awards
Award	Policy
Deferred share awards (including annual incentive awards, long-term incentive (‘LTI’) awards delivered in shares) and Group Performance Share Plans (‘GPSP’)
An assessment of performance over the relevant period ending on 31 December is used to determine the amount of the award to be granted.
• Deferred awards generally require employees to remain in employment over the vesting period and are generally not subject to performance conditions after the grant date. An exception to these are LTI awards, which are subject to performance conditions.
• Deferred share awards generally vest over a period of three, four, five or seven years.
• Vested shares may be subject to a retention requirement post-vesting.
• Awards are subject to malus and clawback provisions.

International Employee Share Purchase Plan (‘ShareMatch’)
The plan was first introduced in Hong Kong in 2013 and now includes employees based in 31 jurisdictions.
• Shares are purchased in the market each quarter up to a maximum value of £750, or the equivalent in local currency.
• Matching awards are added at a ratio of one free share for every three purchased. In mainland China, matching awards are settled in cash.
• Matching awards vest subject to continued employment and the retention of the purchased shares for a maximum period of two years and nine months.

HSBC share option plans
Main plans	Policy
Savings-related share option plans (‘Sharesave’)
• From 2014, employees eligible for the UK plan could save up to £500 per month with the option to use the savings to acquire shares.
•These are generally exercisable within six months following either the third or fifth anniversary of the commencement of a three-year or five-year contract, respectively.
•The exercise price is set at a 20% (2021: 20%) discount to the market value immediately preceding the date of invitation.

Disclosure of number of other equity instruments

Movement on HSBC share awards
	2022	2021
	Number	Number
	(000s)	(000s)
Conditional share awards outstanding at 1 Jan	109,364	103,473
Additions during the year	90,190	75,549
Released in the year	(67,718)	(63,635)
Forfeited in the year	(5,590)	(6,023)
Conditional share awards outstanding at 31 Dec	126,246	109,364
Weighted average fair value of awards granted ($)	5.60	6.49

Disclosure of number and weighted average exercise prices of share options

Movement on HSBC share option plans
	Savings-related share option plans
	Number	WAEP[1]
	(000s)	£
Outstanding at 1 Jan 2022	123,197	2.85
Granted during the year[2]	8,928	4.24
Exercised during the year[3]	(3,483)	3.49
Expired during the year	(9,047)	3.55
Forfeited during the year	(3,944)	2.79
Outstanding at 31 Dec 2022	115,651	2.89
– of which exercisable	4,029	4.11
Weighted average remaining contractual life (years)	2.26

Outstanding at 1 Jan 2021	130,953	2.97
Granted during the year[2]	15,410	3.15
Exercised during the year[3]	(3,878)	3.80
Expired during the year	(11,502)	3.53
Forfeited during the year	(7,786)	3.97
Outstanding at 31 Dec 2021	123,197	2.85
– of which exercisable	4,949	4.05
Weighted average remaining contractual life (years)	3.02
1    Weighted average exercise price.
2    The weighted average fair value of options granted during the year was $1.45 (2021: $0.85).
3    The weighted average share price at the date the options were exercised was $6.22 (2021: $5.87).

Disclosure of income statement charge

Income statement charge
	2022	2021	2020
	$m	$m	$m
Defined benefit pension plans	42	243	146
Defined contribution pension plans	852	767	775
Pension plans	894	1,010	921
Defined benefit and contribution healthcare plans	27	27	25
Year ended 31 Dec	921	1,037	946

Disclosure of net defined benefit liability (asset)

Net assets/(liabilities) recognised on the balance sheet in respect of defined benefit plans
	Fair value of plan assets	Present value of defined benefit obligations	Effect of limit on plan surpluses	Total
	$m	$m	$m	$m
Defined benefit pension plans	32,171	(25,693)	—	6,478
Defined benefit healthcare plans	96	(388)	—	(292)
At 31 Dec 2022	32,267	(26,081)	—	6,186
Total employee benefit liabilities (within Note 27 ‘Accruals, deferred income and other liabilities’)				(1,096)
Total employee benefit assets (within Note 22 ‘Prepayments, accrued income and other assets’)				7,282

Defined benefit pension plans	51,431	(42,277)	(23)	9,131
Defined benefit healthcare plans	103	(572)	—	(469)
At 31 Dec 2021	51,534	(42,849)	(23)	8,662
Total employee benefit liabilities (within Note 27 ‘Accruals, deferred income and other liabilities’)				(1,607)
Total employee benefit assets (within Note 22 ‘Prepayments, accrued income and other assets’)				10,269

Net asset/(liability) under defined benefit pension plans
	Fair value of plan assets		Present value of defined benefit obligations		Effect of the asset ceiling		Net defined benefit asset/(liability)
	Principal[1] plan	Other plans	Principal[1] plan	Other plans	Principal[1] plan	Other plans	Principal[1] plan	Other plans
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2022	41,384	10,047	(32,255)	(10,022)	—	(23)	9,129	2
Service cost	—	—	(30)	(170)	—	—	(30)	(170)
– current service cost	—	—	(12)	(161)	—	—	(12)	(161)
– past service cost and gains/(losses) from settlements	—	—	(18)	(9)	—	—	(18)	(9)
Net interest income/(cost) on the net defined benefit asset/(liability)	703	198	(546)	(202)	—	(1)	157	(5)
Remeasurement effects recognised in other comprehensive income	(11,505)	(2,181)	9,532	2,360	—	(3)	(1,973)	176
– return on plan assets (excluding interest income)	(11,505)	(2,181)	—	—	—	—	(11,505)	(2,181)
– actuarial gains/(losses) financial assumptions	—	—	10,543	2,383	—	—	10,543	2,383
– actuarial gains/(losses) demographic assumptions	—	—	(123)	24	—	—	(123)	24
– actuarial gains/(losses) experience adjustments	—	—	(888)	(47)	—	—	(888)	(47)
– other changes	—	—	—	—	—	(3)	—	(3)
Exchange differences	(4,288)	(180)	3,325	35	—	2	(963)	(143)
Benefits paid	(1,222)	(616)	1,222	686	—	—	—	70
Other movements[2]	49	(218)	(35)	407	—	25	14	214
At 31 Dec 2022	25,121	7,050	(18,787)	(6,906)	—	—	6,334	144

At 1 Jan 2021	42,505	10,485	(33,005)	(10,990)	—	(44)	9,500	(549)
Service cost	—	—	(55)	(276)	—	—	(55)	(276)
– current service cost	—	—	(14)	(206)	—	—	(14)	(206)
– past service cost and losses from settlements	—	—	(41)	(70)	—	—	(41)	(70)
Net interest income/(cost) on the net defined benefit asset/(liability)	613	172	(473)	(174)	—	(1)	140	(3)
Remeasurement effects recognised in other comprehensive income	(377)	7	(271)	471	—	22	(648)	500
– return on plan assets (excluding interest income)	(377)	7	—	—	—	—	(377)	7
– actuarial gains/(losses) financial assumptions	—	—	611	315	—	—	611	315
– actuarial gains/(losses) demographic assumptions	—	—	(447)	64	—	—	(447)	64
– actuarial gains/(losses) experience adjustments	—	—	(435)	92	—	—	(435)	92
– other changes	—	—	—	—	—	22	—	22
Exchange differences	(361)	(94)	283	138	—	—	(78)	44
Benefits paid	(1,396)	(645)	1,396	712	—	—	—	67
Other movements[2]	400	122	(130)	97	—	—	270	219
At 31 Dec 2021	41,384	10,047	(32,255)	(10,022)	—	(23)	9,129	2
1    For further details of the principal plan, see page 377.
2    Other movements include contributions by HSBC, contributions by employees, administrative costs and taxes paid by plan.

Disclosure of information about maturity profile of defined benefit obligation	Benefits expected to be paid from the plans to retirees over each of the next five years, and in aggregate for the five years thereafter, are as follows:

Benefits expected to be paid from plans
	2023	2024	2025	2026	2027	2028-2032
	$m	$m	$m	$m	$m	$m
The principal plan[1,2]	1,234	1,275	1,317	1,359	1,403	7,737
Other plans[1]	433	439	445	428	452	2,231
1    The duration of the defined benefit obligation is 13.2 years for the principal plan under the disclosure assumptions adopted (2021: 17.3 years) and 10.2 years for all other plans combined (2021: 12.7 years).
2    For further details of the principal plan, see page 377.

Disclosure of fair value of plan assets

Fair value of plan assets by asset classes
	31 Dec 2022				31 Dec 2021
	Value	Quoted market price in active market	No quoted market price in active market	Thereof HSBC[1]	Value	Quoted market price in active market	No quoted market price in active market	Thereof HSBC[1]
	$m	$m	$m	$m	$m	$m	$m	$m
The principal plan[2]
Fair value of plan assets	25,121	13,915	11,206	510	41,384	36,270	5,114	1,037
– equities[3]	112	—	112	—	197	5	192	—
– bonds[4]	14,764	14,301	463	—	36,295	35,612	683	—
– derivatives	1,203	—	1,203	510	1,864	—	1,864	1,037
– property	842	—	842	—	1,094	—	1,094	—
– other[5]	8,200	(386)	8,586	—	1,934	653	1,281	—
Other plans
Fair value of plan assets	7,050	5,848	1,202	37	10,047	8,248	1,799	52
– equities	639	486	153	2	892	668	224	5
– bonds	4,986	4,537	449	4	7,080	6,490	590	5
– derivatives	4	(1)	5	—	7	(13)	20	—
– property	109	104	5	—	123	119	4	—
– other	1,312	722	590	31	1,945	984	961	42
1    The fair value of plan assets includes derivatives entered into with HSBC Bank plc as detailed in Note 36.
2    For further details on the principal plan, see page 377.
3    Includes $112m (2021: $192m) in relation to private equities.
4    Principal plan bonds includes fixed income bonds of $5,285m (2021: $18,315m) and index-linked bonds of $9,479m (2021: $18,160m).
5 Other assets within the principal plan includes $8,586m (2021: $1,281m) of unquoted pooled investment vehicles, of which the majority of the underlying assets are invested in bonds.

Disclosure of defined benefit plans

Key actuarial assumptions for the principal plan[1]
	Discount rate	Inflation rate (RPI)	Inflation rate (CPI)	Rate of increase for pensions	Rate of pay increase
	%	%	%	%	%
UK
At 31 Dec 2022	4.93	3.39	2.84	3.27	3.34
At 31 Dec 2021	1.90	3.45	3.20	3.30	3.45
1    For further details on the principal plan, see page 377.

Mortality tables and average life expectancy at age 60 for the principal plan[1]
	Mortality table	Life expectancy at age 60 for a male member currently:		Life expectancy at age 60 for a female member currently:
		Aged 60	Aged 40	Aged 60	Aged 40
UK
At 31 Dec 2022	SAPS S3[2]	27.1	28.6	28.4	29.9
At 31 Dec 2021	SAPS S3	27.3	28.8	28.5	30.1
1    For further details of the principal plan, see page 377.
2    Self-administered pension scheme (‘SAPS’) S3 table, with different tables and multipliers adopted based on gender, pension amount and member status, reflecting the Scheme’s actual mortality experience. Improvements are projected in accordance with the Continuous Mortality Investigation’s CMI 2021 core projection model with an initial addition to improvement of 0.25% per annum, a long-term rate of improvement of 1.25% per annum, and a 5% weighting to 2020 and 2021 mortality experience reflecting updated long-term view on mortality improvements post-pandemic.

Disclosure of sensitivity analysis for actuarial assumptions

The effect of changes in key assumptions on the principal plan[1]
	Impact on HBUK section of the HSBC Bank (UK) Pension Scheme obligation[2]
	Financial impact of increase		Financial impact of decrease
	2022	2021	2022	2021
	$m	$m	$m	$m
Discount rate – increase/decrease of 0.25%	(582)	(1,337)	612	1,425
Inflation rate (RPI and CPI) – increase/decrease of 0.25%	466	1,211	(446)	(980)
Pension payments and deferred pensions – increase/decrease of 0.25%	551	1,267	(519)	(1,177)
Pay – increase/decrease of 0.25%	10	20	(10)	(20)
Change in mortality – increase of 1 year	470	1,387	N/A	N/A
1    For further details of the principal plan, see page 377.
2 Sensitivities allow for HSBC UK’s convention of rounding pension assumptions during 2022 to the nearest 0.01% (2021: 0.05%). The degree of rounding has been increased to align with market practice.